Goodwill and Intangible Assets - Changes to the Net Book Value of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		$ 321.8
Intangible assets, beginning balance	$ 706.2	668.3	$ 706.2
Additions		11.4	1.9
Adjustment to acquisitions through business combination			0.5
Amortization		(39.6)	(40.1)	$ (25.5)
Foreign exchange and other		(0.1)	(0.2)
Goodwill at end of period		321.7	321.8
Intangible assets, ending balance		640.0	668.3	706.2
PCI
Changes in intangible assets and goodwill [abstract]
Adjustment to acquisitions through business combination - goodwill	(2.2)
PCI | Customer Intangible Assets
Changes in intangible assets and goodwill [abstract]
Changes to preliminary purchase price allocation	2.7
Goodwill
Changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	324.2	321.8	324.2
Adjustment to acquisitions through business combination - goodwill			(2.2)
Foreign exchange and other		(0.1)	(0.2)
Goodwill at end of period		321.7	321.8	324.2
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets, beginning balance	371.5	337.2	371.5
Additions		0.0	0.0
Adjustment to acquisitions through business combination			2.7
Amortization		(36.8)	(37.0)
Foreign exchange and other		0.0	0.0
Intangible assets, ending balance		300.4	337.2	371.5
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets, beginning balance	$ 10.5	9.3	10.5
Additions		11.4	1.9
Adjustment to acquisitions through business combination			0.0
Amortization		(2.8)	(3.1)
Foreign exchange and other		0.0	0.0
Intangible assets, ending balance		$ 17.9	$ 9.3	$ 10.5